UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2007

Date of reporting period: February 28, 2007

Item 1. Report to Stockholders.

[Logo]

Ascentia Long/Short Fund

Semi-Annual Report

February 28, 2007

Investment Advisor

Ascentia Capital Partners, LLC
9408 Double R Blvd.
Suite B
Reno, Nevada 89521

Phone: 1-866-506-7390

Ascentia Long/Short Fund
Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/06 - 2/28/07).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Ascentia Long/Short Fund
	Beginning Account Value 9/1/06	Ending Account Value 2/28/07	Expenses Paid During Period 9/1/06 - 2/28/07*
Actual**	$1,000.00	$958.70	$13.60
Hypothetical (5% return before expenses)***	$1,000.00	$1,010.91	$13.96

* Expenses are equal to the Fund’s annualized expense ratio of 2.68%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
** Excluding dividends on short positions and interest expense, your actual cost of investment in the Fund would be $13.02.
*** Excluding dividends on short positions and interest expense, your hypothetical cost of investment in the Fund would be $13.37.

Ascentia Long/Short Fund
Investment Highlights
(Unaudited)

The investment objective of the Fund is to achieve absolute total returns. The Fund seeks to achieve its investment objective by utilizing a top-down, macroeconomic approach that analyzes over 80 different capital markets, such as domestic and foreign equity markets, various industry and sector indices, fixed income and currency markets, as well as the commodities markets. The Fund's investment strategies are driven primarily by a proprietary, quantitative analysis of these market trends over long-, intermediate- and short-
term investment cycles.

Security Type Breakdown
% of Net Assets

Total Returns as of February 28, 2007

	Ascentia	S&P 500
	Long/Short Fund	Index

Six Months	-4.13%	8.93%

One Year	-2.49%	11.97%

Average Annual Since Inception (10/26/05)	-6.13%	15.43%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-506-7390.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange.
The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index. Sector allocations are subject to change.

Ascentia Long/Short Fund
Schedule of Investments
February 28, 2007
(Unaudited)
		Shares		Value
COMMON STOCKS 8.35%
Commercial Banks 1.47%
The Bank Holdings (a)		2,100		$40,320

Depositary Institutions 0.31%
Meritor Savings Bank (a)		2,000		8,540

Foreign Energy 0.00%
Pan Ocean Energy Escrow		6,000		0

Marine Transportation 2.15%
Diana Shipping Inc. (b)		1,500		28,650
Genco Shipping & Trading Ltd. (b)		1,000		30,400
				59,050
Metals & Mining 4.42%
Southern Copper Corp.		800		56,320
St. Andrew Goldfields Ltd. - CN (a) (b)		51,000		65,407
				121,727

TOTAL COMMON STOCKS (Cost $203,785)				229,637

EXCHANGE TRADED FUNDS 45.86%
iPATH Dow Jones - AIG Commodity Index Total Return (a)		600		30,312
iShares Dow Jones U.S. Utilities Sector Index Fund		800		74,952
iShares Lehman 20+ Year Treasury Bond Fund		500		45,075
iShares MSCI Austria Index Fund		1,400		50,106
iShares MSCI Canada Index Fund		2,800		71,372
iShares MSCI Germany Index Fund		1,000		27,660
iShares MSCI Japan Index Fund		3,500		51,660
iShares Nasdaq Biotechnology Index Fund (a)		1,400		107,730
iShares S&P 500 Value Index Fund		300		23,061
PowerShares DB Agriculture Fund (a)		1,000		27,000
PowerShares DB G10 Currency Harvest Fund		1,300		34,294
SPDR Trust Series 1		5,100		718,743
TOTAL EXCHANGE TRADED FUNDS (Cost $1,270,718)				1,261,965

TRUSTS 6.52%
Euro Currency Trust		400		53,060
streetTRACKS Gold Trust (a)		1,900		126,312
TOTAL TRUSTS (Cost $175,217)				179,372

		Contracts		Value
PURCHASED OPTION 0.65%
VISX, Inc.:
Expiration: August 2007, Exercise Price: $10.00		40		17,800

TOTAL PURCHASED OPTION (Cost $24,120)				17,800

		Shares		Value
SHORT TERM INVESTMENT 4.05%
Investment Company 4.05%
The Aim STIT-STIC Prime Portolio		111,532		111,532
TOTAL SHORT TERM INVESTMENT (Cost $111,532)				111,532

Total Investments (Cost $1,785,372) 65.43%				1,800,306
Other Assets in Excess of Liabilities 34.57%				951,276
TOTAL NET ASSETS 100.00%				$2,751,582

Percentages are stated as a percent of net assets.
CN Canadian Dollars
(a) Non Income Producing
(b) Foreign Issued

The accompanying notes are an integral part of these financial statements

Ascentia Long/Short Fund
Schedule of Securities Sold Short
February 28, 2007
(Unaudited)

	Shares		Value
EXCHANGE TRADED FUNDS 9.28%
Consumer Discretionary Select Sector SPDR Fund	800		$30,584
iShares Cohen & Steers Realty Majors Index Fund	600		64,302
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	500		58,045
iShares Dow Jones U.S. Financial Sector Index Fund	1,200		72,000
Retail HOLDRs Trust	300		30,660

TOTAL EXCHANGE TRADED FUNDS (Proceeds $262,075)			255,591

TOTAL SECURITIES SOLD SHORT (Proceeds $262,075)			$255,591

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements

Ascentia Long/Short Fund
Statement of Assets and Liabilities
February 28, 2007
(Unaudited)

ASSETS

Investments, at value (cost $1,785,372)	$1,800,306
Receivable for investments sold	1,033,093
Deposits for short sales at broker	90,077
Receivable from broker for proceeds on securities sold short	262,075
Dividends and interest receivable	3,166
Receivable from Advisor	13,004
Other assets	4,019
TOTAL ASSETS	3,205,740

LIABILITIES

Securities sold short, at value (proceeds $262,075)	255,591
Payable to broker for options purchased	40,917
Payable for investments purchased	130,606
Payable to affiliates	13,359
Accrued expenses and other liabilities	13,685
TOTAL LIABILITIES	454,158

NET ASSETS	$2,751,582

Net assets consist of:
Paid-in capital	$2,977,118
Accumulated net investment loss	(7,555)
Accumulated net realized loss	(239,399)
Net unrealized appreciation (depreciation) on:
Investments	14,934
Short positions	6,484
Net Assets	$2,751,582

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	231,544

Net asset value, redemption price and offering price per
share	$11.88

The accompanying notes are an integral part of these financial statements.

Ascentia Long/Short Fund
Statement of Operations
For the Six Months Ended February 28, 2007
(Unaudited)

INVESTMENT INCOME
Interest income	$17,389
Dividend income(1)	25,448
TOTAL INVESTMENT INCOME	42,837

EXPENSES
Advisory fees	29,817
Administration fees	13,136
Fund accounting fees	12,412
Audit and tax fees	12,153
Transfer agent fees and expenses	12,096
Reports to shareholders	6,907
Legal fees	4,282
Federal and state registration fees	4,012
Distribution fees	3,765
Custody fees	3,678
Trustees' fees and related expenses	1,624
Other expenses	3,222
TOTAL EXPENSES BEFORE DIVIDENDS ON SHORT POSITIONS AND INTEREST EXPENSE	107,104
Interest expense	43
Dividends on short positions	1,693
Less waivers and reimbursement by Advisor	(66,746)
NET EXPENSES	42,094

NET INVESTMENT INCOME	743

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(31,492)
Short positions	(100,120)
Options	(16,646)
Change in net unrealized appreciation/depreciation on:
Investments	(18,934)
Short positions	31
Written options	180
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(166,981)

NET DECREASE IN NET ASSETS FROM OPERATIONS	($166,238)

(1) Net of $6 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

Ascentia Long/Short Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	February 28, 2007	Ended
	(Unaudited)	August 31, 2006 (1)
FROM OPERATIONS
Net investment income	$ 743	$ 4,786
Net realized gain (loss) on:
Investments	(31,492)	(103,951)
Short positions	(100,120)	22,061
Options	(16,646)	(9,251)
Change in net unrealized appreciation/depreciation on:
Investments	(18,934)	33,868
Short positions	31	6,453
Written options	180	(180)
Net decrease in net assets from operations	(166,238)	(46,214)

FROM DISTRIBUTIONS
Net investment income	(10,560)	(2,524)
Net decrease in net assets resulting
from distributions paid	(10,560)	(2,524)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,113,256	3,521,802
Net asset value of shares issued in
reinvestment of distributions to shareholders	6,892	2,524
Payments for shares redeemed	(1,567,600)	(99,756)
Net increase (decrease) in net assets from capital
share transactions	(447,452)	3,424,570

TOTAL INCREASE (DECREASE) IN NET ASSETS	(624,250)	3,375,832

NET ASSETS:
Beginning of period	3,375,832	—
End of period	$ 2,751,582	$ 3,375,832
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$ (7,555)	$ 2,262

(1) Fund commenced operations on October 26, 2005.

The accompanying notes are an integral part of these financial statements.

Ascentia Long/Short Fund
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	February 28, 2007		Ended
	(Unaudited)		August 31, 2006 (1)
Net Asset Value, Beginning of Period	$12.43		$13.00

Income (loss) from investment operations:
Net investment income	-	(2)	0.04	'(2)
Net realized and unrealized loss on investments	(0.51)		(0.58)
Total from Investment Operations	(0.51)		(0.54)

Less distributions paid:
From net investment income	(0.04)		(0.03)
Total distributions paid	(0.04)		(0.03)

Net Asset Value, End of Period	$11.88		$12.43

Total Return(3)	(4.13)%		(4.19)%

Supplemental Data and Ratios:

Net assets at end of period (000's)	$2,752		$3,376

Ratio of expenses to average net assets:
Before waiver and expense reimbursement (4) (5)	7.23%		10.23%
After waiver and expense reimbursement (4) (5)	2.80%		3.00%

Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement (5) (6)	(4.38)%		(6.94)%
After waiver and expense reimbursement (5) (6)	0.05%		0.29%

Portfolio turnover rate(3)	694.84%		1,326.55%

(1) Fund commenced operations on October 26, 2005.
(2) Net income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(3) Not annualized for periods less than a full year.
(4) The ratio of expenses to average net assets includes dividends on short positions and interest expense. The before waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 7.11% and 9.91% for the periods ended February 28, 2007 and August 31, 2006, respectively. The after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 2.68% and 2.68% for the periods ended February 28, 2007 and August 31, 2006, respectively.
(5) Annualized.
(6) The net investment income (loss) ratios include dividends on short positions and interest expense.

The accompanying notes are an integral part of these financial statements.

Ascentia Long/Short Fund
Notes to Financial Statements
February 28, 2007
(Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Ascentia Long/Short Fund (the “Fund”) represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute total returns. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on October 26, 2005. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Ascentia Capital Partners, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund’s securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of the business day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked prices. Securities that are listed on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s Valuation Committee.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale.

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund’s receivable from broker for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

(f)	Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

(g)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(h)	Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(i)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(j)	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. The adoption of FIN 48 is required for the last net asset value calculation in the first financial statement reporting period for fiscal years beginning after December 15, 2006. The Fund will apply FIN 48 to all open tax years on the date of adoption which is expected to be on August 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(3)	Federal Tax Matters

The tax character of distributions paid during the periods ended February 28, 2007 and August 31, 2006 were as follows:

	February 28, 2007	August 31, 2006
Ordinary Income	$ 10,560	$ 2,524

As of August 31, 2006, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$ 1,970,299
Gross tax unrealized appreciation	34,536
Gross tax unrealized depreciation	(837)
Net tax unrealized appreciation	33,699
Undistributed ordinary income	2,262
Undistributed long-term capital gain	---
Total distributable earnings	17,727
Other accumulated losses	(84,699)
Total accumulated losses	$ (48,738)

(4)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares. During the period ended February 28, 2007, the Fund accrued expenses of $3,765 pursuant to the 12b-1 Plan.

(5)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.98% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through October 26, 2007 and shall continue thereafter at the discretion of the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization and extraordinary items) do not exceed 2.68% of the Fund’s average daily net assets. For the period ended February 28, 2007, expenses of $66,746 were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$119,684
2010	$ 66,746

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same trustee is an interested person of Quasar Distributors, LLC, the Fund’s Distributor.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended February 28, 2007	Period Ended August 31, 2006(1)

Shares sold	91,102	279,392

Shares issued to holders in reinvestment of distributions	570	201

Shares redeemed	(131,687)	(8,034)

Net Increase (Decrease)	(40,015)	271,559
(1) The Fund commenced operations on October 26, 2005.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended February 28, 2007, were $1,720,264 and $13,344,828, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

(9)	Subsequent Event

On March 19, 2007, the Board of Trustees approved a plan to liquidate the Fund. The liquidation of the Fund’s assets commenced effective as of the close of business on March 30, 2007. Shareholders received a distribution representing their proportionate interest in the net assets of the Fund.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the semi-annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Ascentia Long/Short Fund has adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies. A description of the Ascentia Long/Short Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-506-7390. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, upon request, by calling, toll free, 1-866-506-7390, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Tax Information

The Fund designates 9.66% of its ordinary income distribution for the period ended August 31, 2006, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended August 31, 2006, 12.5% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Additional Information Applicable to Foreign Shareholders Only:

The Fund hereby designates 56.36% of its ordinary income distributions for the period ended August 31, 2006 as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

ASCENTIA LONG/SHORT FUND
Ascentia Capital Partners, LLC
Investment Advisor	9408 Double R Blvd.
Suite B
Reno, Nevada 89521

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
1555 N. RiverCenter Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By      /s/ Joseph Neuberger
 Joseph Neuberger, President and Treasurer

Date        5/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By      /s/ Joseph Neuberger
 Joseph Neuberger, President and Treasurer

Date        5/9/07